Risk and Capital Management	12 Months Ended
Dec. 31, 2025
Risk And Capital Management [Abstract]
Risk and Capital Management	Risk and Capital Management
a) Corporate Governance
To undertake and manage risks is one of the activities of ITAÚ UNIBANCO HOLDING. For this reason, the institution must have clearly established risk management objectives. In this context, the risk appetite articulates the set of guidelines of the Board of Directors on strategy and risk taking, defining the nature and level of risks acceptable for the institution, while the risk culture guides the attitudes required to manage them. ITAÚ UNIBANCO HOLDING invests in robust risk management processes and capital management that permeate the whole institution and that are the basis for its strategic decisions to ensure business sustainability and maximize value creation for shareholders.
Foremost among processes for proper risk and capital management are the implementation of a continuous and integrated risk management structure, of the Risk Appetite framework, which is composed of Risk Appetite Statement (RAS) of the Board of Directors, risk appetite policy and the set of metrics for monitoring the main risks according to the limits established, the stress test program, the organization of a Risk Committee and the appointment, before BACEN, of the Chief Risk Officer (CRO), with assignment of roles, responsibilities, and independence requirements.
These processes are aligned with the guidelines of the Board of Directors and Executive which, through collegiate bodies, define the global objectives expressed as targets and limits for the business units that manage risk. Control and capital management units, in turn, support ITAÚ UNIBANCO HOLDING’s management by monitoring and analyzing risk and capital.
The principles that determine the risk management and the risk appetite foundations, as well as guidelines regarding the actions taken by ITAÚ UNIBANCO HOLDING’s employees in their daily routines are as follows:
•Sustainability and customer satisfaction: the vision of ITAÚ UNIBANCO HOLDING is to be a leading bank in sustainable performance and customer satisfaction. For this reason the institution is concerned about creating shared values for employees, customers, shareholders and society to ensure the longevity of the business. ITAÚ UNIBANCO HOLDING is concerned about doing business that is good for customers and for the institution.
•Risk culture: the institution's risk culture goes beyond policies, procedures and processes. It strengths the individual and collective responsibility of all employees so that they will do the right thing at the right time and in the proper manner, respecting the ethical way of doing business. It is based on four principles (conscious risk taking, discussions and actions on the institution’s risks and everyone's responsibility for risk management), which encourage understanding and open discussion about risks, so that they are kept within the risk appetite levels established and so that each employee individually, regardless of their position, area or duties, may also assume responsibility for managing the risks of the business.
•Risk pricing: ITAÚ UNIBANCO HOLDING operates and assumes risks in business that its known and understood, avoiding risks about which there is no knowledge or do not provide competitive advantages, and carefully assesses risk-return ratios.
•Diversification: the institution has a low appetite for volatility in its results, for this reason, accordingly it operates with a diversified base of customers, products and business, seeking the differentiation of risks, in addition to prioritizing less risky businesses.
•Operational excellence: ITAÚ UNIBANCO HOLDING intends to provide agility, as well as a robust and stable infrastructure, to offer high quality services.
•Ethics and respect for regulations: at ITAÚ UNIBANCO HOLDING, ethics is non-negotiable. For this reason the institution promotes an institutional environment of integrity, educating all employees to cultivate ethical relationships and businesses and as well as respecting the norms, and therefore looking after the institution’s reputation.
The Board of Directors is the maximum body responsible for establishing guidelines, policies and approval levels for risk and capital management. The Capital and Risk Management Committee (CGRC), in turn, is responsible for supporting the Board of Directors in managing capital and risk. At the executive level, collegiate bodies, chaired by the Chief Executive Officer (CEO) of ITAÚ UNIBANCO HOLDING, who are responsible for risks and capital management performing delegated duties on these topics, and their decisions are monitored by the CGRC.
To support this structure, the Risk Department has specialized officers to ensure, on an independent and centralized basis, that the institution’s risks and capital are managed in compliance with the established policies and procedures.
ITAÚ UNIBANCO HOLDING’s risk management organizational structure complies with Brazilian and international regulations in place. Locally, the Bank follows the standards established by the Central Bank of Brazil (Bacen), particularly Resolution 4,557/17, which sets forth the risk and capital management structure of financial institutions, by the Securities and Exchange Commission (CVM) and by the Superintendence of Private Insurance (SUSEP), among other regulators and applicable standards. At the international level, ITAÚ UNIBANCO HOLDING follows the standards established by the Basel Committee for Banking Supervision, the Securities and Exchange Commission (SEC) of the United States and the local regulations of the countries where it is present. In addition, ITAÚ UNIBANCO HOLDING adheres to guidelines such as the Foreign Account Tax Compliance Act (FATCA), the Principles for Responsible Banking (PRB) of the United Nations Environment Programme - Finance Initiative and the Guidelines for Multinational Companies of the Organization for Economic Cooperation and Development (OECD), pointing out some representative examples. The Bank also adopts practices in line with International Financial Reporting Standards (IFRS) and best corporate governance practices that are globally recognized.
Additionally, ITAÚ UNIBANCO HOLDING also has governance to identify and monitor emerging risks, which are those newly identified with medium and long term impact, potentially material on business, but for which there are not sufficient elements yet for their full assessment, due to the number of factors and impacts not fully known yet, since they have no precedents and therefore have never been addressed in the past.
Responsibilities for risk management at ITAÚ UNIBANCO HOLDING are structured according to the concept of three lines of governance, namely:
•1st line of governance: business areas and corporate support areas are directly responsible for identifying, measuring, assessing, monitoring, reporting, controlling, and mitigating the risks arising therefrom.
•2nd line of governance: risk area aims at ensuring, independently and centrally, that the institution’s risks are managed in compliance with policies and procedures established, setting parameters for the risk management process and its supervision. Such control provides the Board of Directors and executives with a global overview of ITAÚ UNIBANCO HOLDING’s exposure, to ensure correct and timely corporate decisions.
•3rd line of governance: internal audit, which is linked to the Board of Directors and provides an independent assessment of the institution’s activities, so that senior management can see that controls are adequate, risk management is effective and institutional standards and regulatory requirements are being complied with.
ITAÚ UNIBANCO HOLDING uses robust automated systems for compliance with capital regulations, as well as for measuring risks in accordance with the regulatory determinations and models in place. It also monitors adherence to the qualitative and quantitative regulators’ minimum capital and risk management requirements.
Aiming at strengthening its values and aligning the behavior of its employees with risk management guidelines, ITAÚ UNIBANCO HOLDING adopts several initiatives to disseminate and strengthen a risk culture based on four principles: conscious risk taking, discussions and actions on the institution’s risks and everyone's responsibility for risk management. These principles serve as a basis for ITAÚ UNIBANCO HOLDING guidelines, helping employees to conscientiously understand, identify, measure, manage and mitigate risks.
b) Risk Management
Risk appetite
Risk appetite articulates the Board of Directors' set of guidelines about strategy and risk taking, defining the nature and level of risks acceptable to the organization, and considering management capacity on an effective and prudent way, the strategic objectives, the conditions of competitiveness and the regulatory environment.
The Risk Appetite framework is composed of the Risk Appetite Statement (RAS) by the Board of Directors, the Risk Appetite policy, and the set of metrics for monitoring the main risks according to the limits established.
Considering the strategic guidelines of ITAÚ UNIBANCO HOLDING, the Risk Appetite and its dimensions are based on the following Statement:
“We are a universal bank, operating predominantly in Latin America. Supported by our risk culture, we operate based on rigorous ethical and regulatory compliance standards, seeking high and growing results, with low volatility, by means of the long-lasting relationship with clients, correctly pricing risks, well-distributed fund-raising and proper use of capital.”
To make RAS tangible, Risk Appetite was segmented in six dimensions, each of which comprising a set of metrics associated with the key risks involved, combining complementary measurements, to get a comprehensive view of our exposures on acceptable risk types and levels:
•Capitalization: reflects the Bank’s level of protection against significant losses that could lead to regulatory non-compliance or insolvency. Establishes that ITAÚ UNIBANCO HOLDING should have sufficient capital to protect itself against a serious recession or stress events without the need to adjust its capital structure under adverse circumstances. It is monitored through following up the ITAÚ UNIBANCO HOLDING’s capital ratios, in usual or stress situations, and the institution’s debt issue ratings.
•Liquidity: reflects the Bank’s level of protection against a long period of funding stress that could lead to illiquidity and possible bankruptcy. Establishes that the ITAÚ UNIBANCO HOLDING’s liquidity should be able to support long stress periods. It is monitored by following up on liquidity ratios.
•Composition of results: the purpose is to ensure the stability and sustainability of results, restricting excessive volatility and avoiding portfolio concentrations and significant deviations in pricing and provisions. Establishes that business will mainly focus on Latin America, where ITAÚ UNIBANCO HOLDING will have a diversified range of customers and products, with low appetite for results volatility and high risk. To do so, it monitors Credit risk indicators, including social, environmental and climate dimensions, Market, and Interest Rate Risk in the Banking Book (IRRBB), Underwriting and Business & Profitability. The metrics monitored by the bank seek to ensure, by means of exposure concentration limits such as, for example, industry sectors, quality of counterparties, countries and geographic regions and risk factors, a suitable composition of the bank’s portfolios, aiming at low volatility of results and business sustainability.
•Operational risk: addresses operating risks that may jeopardize the Bank’s business and operation, focusing on controlling events that may negatively impact the business strategy and operation.
•Reputation: deals with risks that may impact brand value and the institution’s reputation before its customers, employees, regulators, investors and the general public. In this dimension, risks are monitored through ethical behavior and conservative compliance with regulatory standards.
•Customer: addresses risks that may compromise customer satisfaction and experience, and is monitored by tracking customer satisfaction, direct impacts on customers, and suitability indicators.
The metrics translate the RAS and dimensions into monitorable indicators, which capture the main risks incurred by the institution. They are periodically monitored and reported to the executive level, the Risk and Capital Management Committee and the Board of Directors, which guides the taking of preventive measures to ensure that exposures are within limits established and aligned with our strategy.
The Board of Directors is responsible for the establishment and approval risk appetite guidelines and limits, performing its activities with the support of the CGRC and the Chief Risk Officer (CRO). The governance of Risk Appetite is registered in internal policy, established, reviewed, and also approved by the Board of Directors.
I - Credit risk
The possibility of losses arising from failure by a borrower, issuer or counterparty to meet their financial obligations, the impairment of a loan due to downgrading of the risk rating of the borrower, the issuer or the counterparty, a decrease in earnings or remuneration, advantages conceded on renegotiation or the costs of recovery.
There is a credit risk control and management structure, centralized and independent from the business units, that provides for operating limits and risk mitigation mechanisms, and also establishes processes and tools to measure, monitor and control the credit risk inherent in all products, portfolio concentrations and impacts of potential changes in the economic environment.
The credit policy of ITAÚ UNIBANCO HOLDING is based on internal criteria such as: classification of customers, portfolio performance and changes, default levels, rate of return and economic capital allocated, among others, and also considers external factors such as interest rates, market default indicators, inflation, changes in consumption, among others.
With respect to individuals, small and medium size companies, retail public, the credit ratings are assigned based on statistical application models (in the early stages of relationship with a customer) and behavior score (used for customers with whom ITAÚ UNIBANCO HOLDING already has a relationship).
For wholesale public and agribusiness, the classification is based on information such as the counterparty’s economic and financial situation, its cash-generating capacity, and the business group to which it belongs, the current and prospective situation of the economic sector in which it operates, in accordance with the guidelines of the Sustainability and Social and Environmental Responsibility Policy (PRSA) and specific manuals and procedures of ITAÚ UNIBANCO HOLDING. Credit proposals are analyzed on a case-by-case basis through an authority level mechanism. The concentrations are monitored continuously for economic sectors and largest debtors, allowing preventive measures to be taken to avoid the violation of the established limits.
The rating models for large companies incorporate Report on Environmental, Social and Climate Risks and Opportunities (GRSAC) through a questionnaire, which considers:
• Social: events associated with the violation of fundamental rights and guarantees or acts detrimental to the common interest, such as inadequate working conditions and negative impacts on local communities. Management prioritizes the protection of human rights and the promotion of social welfare.
• Environmental: events related to degradation of the environment, biodiversity and overuse of natural resources such as deforestation, pollution and depletion of water resources. The approach seeks environmental conservation, sustainable use of resources and promotion of ecological practices.
• Climate: comprises (i) the transition to a low-carbon economy, aimed at reducing or offsetting greenhouse gas emissions and preserving natural mechanisms for capturing these gases, and (ii) adaptation to extreme climate events and long-term environmental changes, such as severe storms, prolonged droughts and sea level rise.
Based on these definitions, clients are classified in a socio and environmental risk scale ranging from Low to Very High. This rating is used for possible penalties in the rating.
This information works as support to the rating process, not directly affecting the calculation, except in cases of penalty.
ITAÚ UNIBANCO HOLDING strictly controls the credit exposure of customers and counterparties, taking action to address situations in which the current exposure exceeds what is desirable. For this purpose, measures provided for in loan agreements are available, such as accelerated maturity or a requirement for additional collateral.
I.I - Collateral and policies for mitigating credit risk
ITAÚ UNIBANCO HOLDING uses guarantees to increase its capacity for recovery in operations exposed to credit risk. The guarantees may be personal, secured, legal structures with mitigating power and offset agreements.
Managerially, for collateral to be considered instruments that mitigate credit risk, it must comply with the requirements and standards that regulate such instruments, both internal and external ones, and they must be legally valid (effective), enforceable, and assessed on a regular basis.
ITAÚ UNIBANCO HOLDING also uses credit derivatives, such as single-name CDS, to mitigate credit risk of its securities portfolios. These instruments are priced based on models that use the fair value of market inputs, such as credit spreads, recovery rates, correlations and interest rates.
As a supplement to the credit risk mitigation policy, ITAÚ UNIBANCO HOLDING carries out specific analyses on ESG (Environmental, Social and Governance) requirements for operations guaranteed by rural and urban properties for each type of guarantee.
For rural guarantees, reports with detailed social and environmental criteria are considered, including verification of compliance of the property with environmental legislation, status of the Rural Environmental Registry, existence of environmental liabilities, overlaps with protected areas, indigenous and quilombolas territories, settlements, archaeological sites, mining areas, and also analysis of land use and environmental history. The report also includes information on geo-referencing, land tenure regularization and climate risk indicators, strengthening commitment to sustainable practices and the mitigation of social and environmental risks.
For urban guarantees, the evaluation report includes technical inspection and survey of indications of contamination, analysis of the surrounding areas as to the existence of potentially polluting activities (plants, gas stations, workshops, waste deposits, among others), in addition to checking official public lists of contaminated areas. The urban environmental report also considers the current and past use of the property, available infrastructure, and market diagnosis, ensuring that the property does not pose relevant environmental risks and is in compliance with the urbanistic and environmental standards in force.
This process strengthen the commitment of ITAÚ UNIBANCO HOLDING to adopting responsible practices aligned with ESG principles, thus contributing to the sustainability of operations and mitigation of credit risks associated with environmental and social factors.
I.II - Governance and measurement of expected credit loss
Both the credit risk and the finance areas are responsible for defining the methods used to measure expected credit loss and for periodically assessing changes in the provision amounts.
These areas monitor the trends observed in provisions for expected credit loss by business, in addition to establishing an initial understanding of the variables that may trigger changes in the allowance for loan losses, the probability of default (PD) or the loss given default (LGD).
ITAÚ UNIBANCO HOLDING calculates the expected credit loss for Retail and Wholesale portfolios by multiplying PD, LGD and EAD (Exposure at Default), considering the prospective macroeconomic information in PD and LGD.
Sensitivity analysis
ITAÚ UNIBANCO HOLDING prepares studies on the impact of estimates in the calculation of expected credit loss. The expected credit loss models use three different scenarios: Optimistic, Base and Pessimistic. In Brazil, where operations are substantially carried out, these scenarios are combined by weighting their probabilities: 10%, 50% and 40%, respectively, which are updated so as to reflect the new economic conditions. For loan portfolios originated in other countries, the scenarios are weighted by different probabilities, considering regional economic aspects and conditions.
The table below shows the amount of financial assets at amortized cost and at fair value through other comprehensive income, expected credit loss and the impacts on the calculation of expected credit loss in the adoption of 100% of each scenario:

12/31/2025					12/31/2024
Financial assets (1)	Expected credit loss	Reduction/(Increase) of expected loss			Financial assets (1)	Expected credit loss	Reduction/(Increase) of expected loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
1,547,631	(51,313)	(521)	206	637	1,464,464	(52,936)	(2,183)	538	1,347
1) Composed of Loan operations, lease operations and securities.

Expected credit loss comprises Expected credit loss for Financial guarantees, Credit commitments and Credits to be released R$ (1,793) (R$ (4,928) at 12/31/2024).

I.III - Classification of Credit Impairment Stages
The accounting policy on expected credit loss is presented in Note 2c IV.
ITAÚ UNIBANCO HOLDING uses customers’ internal information, statistic models, days of default and quantitative analysis in order to determine the credit risk of the financial assets.
The rules of stage change consider for the Retail and Wholesale segments:
•Stage 1 to stage 2: delay or assessment of probability of default (PD) triggers.
ITAÚ UNIBANCO HOLDING migrates contracts overdue for over 30 days to stage 2, except real estate loans (overdue for 60 days), due to the operation risk.
Regardless of the delay, migration to stage 2 occurs if the PD of the operation or the rating of the economic subgroup, as established for Retail and Wholesale, respectively, exceed the risk appetite approved by the Management of ITAÚ UNIBANCO HOLDING.
•Stage 3: default parameters are used to identify stage 3, and the main ones are: 90 days overdue in the payment of principal and charges, debt restructuring, judicial measures, among others. The financial asset, at any stage, may migrate to stage 3 when presenting default parameters.
Based on the classifications in stages, the measurement rules determined for expected credit loss in each stage are used, as described in Note 2c IV.
I.IV - Maximum exposure of financial instruments to credit risk

	12/31/2025			12/31/2024
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial assets	2,382,665	497,846	2,880,511	2,089,980	583,321	2,673,301
At Amortized cost	1,700,211	342,577	2,042,788	1,500,797	412,007	1,912,804
Central Bank of Brazil deposits	167,275	-	167,275	160,698	-	160,698
Interbank deposits	26,394	39,801	66,195	26,709	40,222	66,931
Securities purchased under agreements to resell	277,940	2,655	280,595	238,593	4,627	243,220
Securities	309,312	20,653	329,965	302,599	24,908	327,507
Loan and lease operations	821,637	262,161	1,083,798	708,917	316,576	1,025,493
Other financial assets	139,618	24,411	164,029	103,711	33,002	136,713
(-) Provision for expected credit loss	(41,965)	(7,104)	(49,069)	(40,430)	(7,328)	(47,758)
At Fair value through other comprehensive income	61,370	71,103	132,473	31,268	75,035	106,303
Securities	61,370	71,103	132,473	31,268	75,035	106,303
At Fair value through profit or loss	621,084	84,166	705,250	557,915	96,279	654,194
Securities	603,439	25,335	628,774	533,887	26,256	560,143
Derivatives	14,553	58,831	73,384	22,416	70,023	92,439
Other financial assets	3,092	-	3,092	1,612	-	1,612
Financial liabilities - Provisions for financial guarantees, credit commitments and credits to be released	(1,619)	(174)	(1,793)	(4,298)	(630)	(4,928)
Off-balance sheet	629,007	86,862	715,869	537,015	86,714	623,729
Financial guarantees	106,456	27,649	134,105	95,890	28,025	123,915
Credit commitments and credits to be released	522,551	59,213	581,764	441,125	58,689	499,814
Total	3,010,053	584,534	3,594,587	2,622,697	669,405	3,292,102
Amounts shown for credit risk exposure are based on gross book value and do not consider any collateral received or other added credit improvements.
The contractual amounts of financial guarantees, credit commitments and credits to be released represent the maximum potential of credit risk in the event that a counterparty does not meet the terms of the agreement. The vast majority of credit commitments (mortgage loans, overdraft accounts and other pre-approved limits) mature without being drawn.
As a result, the total contractual amount does not represent our real future exposure to credit risk or the liquidity needs arising from such commitments.
I.IV.I - By business sector
Loan and lease operations

	12/31/2025%		12/31/2024%
Individuals	582,472	53.7%	549,181	53.6%
Companies	501,326	46.3%	476,312	46.4%
Industry and commerce	246,158	22.7%	222,945	21.7%
Services	207,447	19.2%	207,437	20.2%
Other sectors	47,721	4.4%	45,930	4.5%
Total	1,083,798	100.0%	1,025,493	100.0%
Other financial assets (1)

	12/31/2025%		12/31/2024%
Public sector	954,882	63.1%	871,579	62.4%
Services	156,891	10.4%	196,419	14.1%
Financial	232,974	15.4%	146,823	10.5%
Other sectors	167,473	11.1%	181,722	13.0%
Total	1,512,220	100.0%	1,396,543	100.0%
1) Includes Financial assets at fair value through other comprehensive income, at fair value through profit or loss and at amortized cost, except for Loan and lease operations and Other financial assets.

The exposure of Off-balance sheet financial instruments (Financial guarantees, Credit commitments and Credits to be released) is neither categorized nor managed by business sector.
I.IV.II - By type and classification of credit risk
Loan and lease operations

	12/31/2025
	Stage 1				Stage 2				Stage 3				Consolidated of 3 Stages
	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total
Individuals	410,807	902	355,886	767,595	34,869	1	3,201	38,071	27,550	-	13	27,563	473,226	903	359,100	833,229
Companies	359,265	104,710	165,929	629,904	9,746	257	786	10,789	11,277	3,541	182	15,000	380,288	108,508	166,897	655,693
Foreign loans - Latin America	210,945	24,336	54,672	289,953	10,329	315	1,070	11,714	9,010	43	25	9,078	230,284	24,694	55,767	310,745
Total	981,017	129,948	576,487	1,687,452	54,944	573	5,057	60,574	47,837	3,584	220	51,641	1,083,798	134,105	581,764	1,799,667
%	58.1%	7.7%	34.2%	100.0%	90.7%	1.0%	8.3%	100.0%	92.6%	7.0%	0.4%	100.0%	60.2%	7.5%	32.3%	100.0%

	12/31/2024
	Stage 1				Stage 2				Stage 3				Consolidated of 3 Stages
	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total	Loan operations	Financial guarantees	Credit commitments	Total
Individuals	347,749	816	290,397	638,962	66,468	2	11,946	78,416	31,357	-	48	31,405	445,574	818	302,391	748,783
Companies	332,440	94,564	142,195	569,199	13,237	959	1,255	15,451	11,956	3,045	247	15,248	357,633	98,568	143,697	599,898
Foreign loans - Latin America	196,464	23,965	50,716	271,145	14,004	534	2,862	17,400	11,818	30	148	11,996	222,286	24,529	53,726	300,541
Total (1)	876,653	119,345	483,308	1,479,306	93,709	1,495	16,063	111,267	55,131	3,075	443	58,649	1,025,493	123,915	499,814	1,649,222
%	59.3%	8.0%	32.7%	100.0%	84.2%	1.4%	14.4%	100.0%	94.0%	5.2%	0.8%	100.0%	62.2%	7.5%	30.3%	100.0%
1) For better presentation and comparability, comparative balances have been reclassified acording to current criteria.

Internal rating	12/31/2025				12/31/2024
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Low	880,216	377	-	880,593	817,782	68,406	-	886,188
Medium	99,804	14,135	-	113,939	58,817	14,214	-	73,031
High	997	40,432	-	41,429	54	11,089	-	11,143
Credit-impaired	-	-	47,837	47,837	-	-	55,131	55,131
Total	981,017	54,944	47,837	1,083,798	876,653	93,709	55,131	1,025,493
%	90.5%	5.1%	4.4%	100.0%	85.5%	9.1%	5.4%	100.0%
Other financial assets

	12/31/2025
	Book value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Government securities	247,579	249,173	247,571	8	8	-	-
Brazil	187,441	189,044	187,441	-	-	-	-
Latin America	31,118	31,147	31,118	-	-	-	-
Abroad	29,020	28,982	29,012	8	8	-	-
Corporate securities	202,556	197,775	196,382	4,414	3,680	4,489	2,494
Rural product note	68,533	64,774	64,680	2,770	2,521	2,233	1,332
Bank deposit certificate	230	231	230	-	-	-	-
Real estate receivables certificates	4,410	4,352	4,343	78	67	-	-
Debentures	82,462	80,921	80,761	1,362	895	1,466	806
Eurobonds and other	17,558	17,257	17,252	-	-	713	306
Financial bills	384	384	384	-	-	-	-
Promissory and commercial notes	21,273	21,095	21,068	188	155	77	50
Other (1)	7,706	8,761	7,664	16	42	-	-
Investment funds	9,811	9,814	9,811	-	-	-	-
Total	459,946	456,762	453,764	4,422	3,688	4,489	2,494
1) Includes equity instruments designated to Fair value through other comprehensive income that are not subject to a provision for expected credit loss.

	12/31/2024
	Book value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Government securities	257,525	261,164	257,525	-	-	-	-
Brazil	176,185	179,814	176,185	-	-	-	-
Latin America	43,192	43,152	43,192	-	-	-	-
Abroad	38,148	38,198	38,148	-	-	-	-
Corporate securities	172,630	169,062	167,327	2,670	2,444	6,075	2,860
Rural product note	60,068	59,102	58,952	844	764	541	353
Bank deposit certificate	133	132	133	-	-	-	-
Real estate receivables certificates	5,875	5,434	5,426	453	449	-	-
Debentures	75,742	72,991	72,831	527	404	5,534	2,507
Eurobonds and other	5,905	5,914	5,763	143	142	-	-
Financial bills	265	264	265	-	-	-	-
Promissory and commercial notes	16,280	16,136	16,117	176	163	-	-
Other (1)	8,362	9,089	7,840	527	522	-	-
Total (2)	430,155	430,226	424,852	2,670	2,444	6,075	2,860
1) Includes equity instruments designated to Fair value through other comprehensive income.
2) The balances presented were adjusted to reflect the composition of the table with Amortized cost and Fair value through other comprehensive income financial instruments.

Other financial assets - Internal classification by level of risk

12/31/2025
Internal rating	Financial assets - At amortized cost		Financial assets at fair value through other comprehensive income	Financial assets at fair value through profit or loss	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	346,790	325,342	132,367	702,526	1,507,025
Medium	-	2,061	-	177	2,238
High	-	2,562	106	289	2,957
Total	346,790	329,965	132,473	702,992	1,512,220
%	22.9%	21.8%	8.8%	46.5%	100.0%

12/31/2024
Internal rating	Financial assets - At amortized cost		Financial assets at fair value through other comprehensive income	Financial assets at fair value through profit or loss	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	310,151	318,322	106,267	630,444	1,365,184
Medium	-	5,133	18	21,735	26,886
High	-	4,052	18	403	4,473
Total	310,151	327,507	106,303	652,582	1,396,543
%	22.2%	23.5%	7.6%	46.7%	100.0%
Financial assets at fair value through profit or loss includes Derivatives in the amount of R$ 73,384 (R$ 92,439 at 12/31/2024).
I.IV.III - Financial asset collateral

	12/31/2025				12/31/2024
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Book value of the assets	Fair value of collateral	Book value of the assets	Fair value of collateral	Book value of the assets	Fair value of collateral	Book value of the assets	Fair value of collateral
Individuals	190,212	500,667	2,912	1,975	172,391	456,428	3,127	2,736
Personal (1)	9,102	40,167	958	828	8,128	25,156	1,673	1,556
Vehicles (2)	30,321	66,419	1,094	977	31,859	70,772	1,119	1,026
Mortgage loans (3)	150,789	394,081	860	170	132,404	360,500	335	154
Companies (4)	180,843	556,310	83,034	75,174	166,845	592,523	63,892	60,395
Foreign loans - Latin America (4)	196,787	390,985	13,884	5,695	188,756	374,316	12,731	4,201
Total	567,842	1,447,962	99,830	82,844	527,992	1,423,267	79,750	67,332
1) In general requires financial guarantees.
2) Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
3) Properties themselves are pledged as collateral.
4) Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and other).

Of the total of loan and lease operations, R$ 550,231 (R$ 417,751 at 12/31/2024) represent unsecured loans.
I.IV.IV - Repossessed assets
The accounting policy on assets held for sale is presented in Note 2c V.
The repossessed assets intended for sale comprise, mainly, real estate and their sale includes periodic auctions that are previously disclosed to the market. Total repossessed assets in the period were R$ 732 (R$ 794 from 01/01 to 12/31/2024).
II - Market risk
It is the possibility of incurring financial losses from changes in the market value of positions held by a financial institution, including the risks of transactions subject to fluctuations in currency rates, interest rates, share prices, price indexes and commodity prices, as set forth by CMN. Price Indexes are also treated as a risk factor group.
Market risk is controlled by an area independent from the business areas, which is responsible for the daily activities of (i) risk measurement and assessment, (ii) monitoring of stress scenarios, limits and alerts, (iii) application, analysis and testing of stress scenarios, (iv) risk reporting to those responsible within the business areas, in compliance with the governance of ITAÚ UNIBANCO HOLDING, (v) monitoring of actions required to adjust positions and risk levels to make them realistic, and (vi) providing support for the safe launch of new financial products.
The market risk structure categorizes transactions as part of either the banking portfolio or the trading portfolio, in accordance with general criteria established by CMN Resolution No. 4,557/17 and BCB Resolution No. 111/21 as amended. The trading portfolio consists of all transactions involving financial instruments and commodities, including derivatives, which are held for trading. The banking portfolio is basically characterized by transactions for the banking business, and transactions related to the management of the balance sheet of the institution, where there is no intention of sale and time horizons are medium and long term.
Market risk management is based on the following metrics:
•Value at risk (VaR): a statistical measure that estimates the expected maximum potential economic loss under normal market conditions, considering a certain time horizon and confidence level.
•Losses in stress scenarios (Stress test): simulation technique to assess the behavior of assets, liabilities and derivatives of a portfolio when several risk factors are taken to extreme market situations (based on prospective and historical scenarios).
•Stop loss/Max drawdown: metrics used to revise positions, should losses accumulated in a certain period reach a certain level.
•Concentration: cumulative exposure of a certain financial instrument or risk factor, calculated at market value (MtM – Mark to Market).
•Stressed VaR: statistical metric derived from the VaR calculation, with the purpose of simulating higher risk in the trading portfolio, taking returns that can be seen in past scenarios of extreme volatility.
Management of Interest Rate Risk in the Banking Book (IRRBB) is based on the following metrics:
•ΔEVE (Delta economic value of equity): difference between the present value of the sum of repricing flows of instruments subject to IRRBB in a base scenario and the present value of the sum of repricing flows of these instruments in a scenario of shock in interest rates.
•ΔNII (Delta net interest income): difference between the result of financial operations of instruments subject to IRRBB in a base scenario and the result of financial operations of these instruments in a scenario of shock in interest rates.
In addition, sensitivity and loss control measures are also analyzed. They include:
•Mismatching analysis (GAPS): accumulated exposure by risk factor of cash flows expressed at market value, allocated at the maturity dates.
•Sensitivity (DV01- Delta variation): impact on the fair value of cash flows when a 1 basis point change is applied to current interest rates or on the index rates.
•Sensitivity to sundry risk factors (Greeks): partial derivatives of an option portfolio in relation to the prices of underlying assets, implied volatilities, interest rates and time.
In order to operate within the defined limits, ITAÚ UNIBANCO HOLDING hedges transactions with customers and proprietary positions, including its foreign investments. Derivatives are commonly used for these hedging activities, which can be either accounting or economic hedges, both governed by the institutional polices of ITAÚ UNIBANCO HOLDING.
The structure of limits and alerts is aligned with the Board of Directors’ guidelines, and it is reviewed and approved on an annual basis. This structure has specific limits aimed at improving the process of monitoring and understanding risk, and at avoiding concentration. These limits are quantified by assessing the forecast balance sheet results, the size of stockholders’ equity, market liquidity, complexity and volatility, and ITAÚ UNIBANCO HOLDING’s appetite for risk.
The consumption of market risk limits is monitored and disclosed daily through exposure and sensitivity maps. The market risk area analyzes and controls the adherence of these exposures to limits and alerts and reports them in a timely manner to the Treasury desks and other structures foreseen in the governance.
ITAÚ UNIBANCO HOLDING uses proprietary systems to measure the consolidated market risk. The processing of these systems occurs in a high-availability access-controlled environment, which has data storage and recovery processes and an infrastructure that ensures business continuity in contingency (disaster recovery) situations.
II.I - VaR - Consolidated ITAÚ UNIBANCO HOLDING
VaR is calculated by Historical Simulation, i.e. the expected distribution for profits and losses (P&L´s Profit and loss statement) of a portfolio over time, which can be estimated from past behavior of returns of market risk factors for this portfolio. VaR is calculated at a confidence level of 99%, a historical period of 4 years (1,000 business days) and a holding period of one day. In addition, in a conservative approach, VaR is calculated daily, with and without volatility weighting, and the final VaR is the more restrictive of the values given by the two methods.

	VaR Total (Historical Simulation) (1)
	12/31/2025				12/31/2024
	Average	Minimum	Maximum	Total VaR	Average	Minimum	Maximum	Total VaR
VaR by Risk Factor Group
Interest rates	1,303	1,028	1,974	1,376	1,179	988	2,120	2,009
Currencies	40	22	97	51	36	18	64	50
Shares	45	36	89	46	51	35	86	46
Commodities	30	10	67	40	17	8	41	19
Effect of diversification	-	-	-	(385)	-	-	-	(381)
Total risk	1,085	777	1,744	1,128	939	756	1,902	1,743
1) VaR by Risk Factor Group considers information from foreign units.

II.I.I - Interest rate risk
The table below shows the accounting position of financial assets and liabilities exposed to interest rate risk, distributed by maturity (remaining contractual terms). This table is not used directly to manage interest rate risks, it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2025						12/31/2024
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	559,569	474,979	324,977	995,761	386,781	2,742,067	617,119	433,855	245,916	923,202	338,412	2,558,504
At amortized cost	534,045	422,780	230,622	540,365	176,532	1,904,344	533,678	347,519	200,787	507,268	208,755	1,798,007
Central Bank of Brazil deposits	146,283	-	-	-	-	146,283	138,518	-	-	-	-	138,518
Interbank deposits	42,901	8,817	7,927	6,543	7	66,195	33,082	10,559	9,888	13,382	14	66,925
Securities purchased under agreements to resell	179,964	85,646	7,927	6,602	456	280,595	201,082	41,460	-	-	677	243,219
Securities	9,610	31,094	32,879	187,985	65,905	327,473	12,910	38,878	36,794	164,332	70,938	323,852
Loan and lease operations	155,287	297,223	181,889	339,235	110,164	1,083,798	148,086	256,622	154,105	329,554	137,126	1,025,493
At fair value through other comprehensive income	7,532	11,521	23,676	65,425	24,319	132,473	17,377	16,118	6,382	47,809	18,617	106,303
At fair value through profit or loss	17,992	40,678	70,679	389,971	185,930	705,250	66,064	70,218	38,747	368,125	111,040	654,194
Securities	6,661	30,904	60,564	356,538	174,107	628,774	50,816	57,814	24,538	332,313	94,662	560,143
Derivatives	11,301	9,750	8,311	32,421	11,601	73,384	15,232	12,321	13,888	35,285	15,713	92,439
Other financial assets	30	24	1,804	1,012	222	3,092	16	83	321	527	665	1,612
Financial liabilities	746,216	232,628	153,323	902,936	150,635	2,185,738	777,435	217,860	153,291	745,329	152,728	2,046,643
At amortized cost	734,808	222,355	146,134	870,770	140,225	2,114,292	766,631	203,641	137,520	710,423	142,153	1,960,368
Deposits	378,615	90,880	57,871	567,747	19,369	1,114,482	382,252	90,133	53,767	503,422	25,167	1,054,741
Securities sold under repurchase agreements	329,271	31,537	2,500	35,140	36,159	434,607	322,797	21,378	1,458	5,279	37,875	388,787
Interbank market funds	25,455	96,811	77,530	199,063	7,311	406,170	56,173	87,015	74,950	148,059	6,097	372,294
Institutional market funds	908	2,747	7,768	65,385	77,386	154,194	5,005	5,057	6,971	50,500	73,014	140,547
Other financial liabilities	559	380	465	3,435	-	4,839	404	58	374	3,163	-	3,999
At fair value through profit or loss	11,408	10,273	7,189	32,166	10,410	71,446	10,804	14,219	15,771	34,906	10,575	86,275
Derivatives	11,408	10,199	6,988	32,049	9,116	69,760	10,775	14,179	15,626	34,756	10,077	85,413
Structured notes	-	-	-	-	57	57	-	-	-	12	306	318
Other financial liabilities	-	74	201	117	1,237	1,629	29	40	145	138	192	544
Difference assets / liabilities (1)	(186,647)	242,351	171,654	92,825	236,146	556,329	(160,316)	215,995	92,625	177,873	185,684	511,861
Cumulative difference	(186,647)	55,704	227,358	320,183	556,329		(160,316)	55,679	148,304	326,177	511,861
Ratio of cumulative difference to total interest-bearing assets	(6.8)%	2.0%	8.3%	11.7%	20.3%		(6.3)%	2.2%	5.8%	12.7%	20.0%
1) The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

II.I.II - Currency risk
The purpose of ITAÚ UNIBANCO HOLDING's management of foreign exchange exposure is to mitigate the effects arising from variation in foreign exchange rates, which may present high-volatility periods.
The currency (or foreign exchange) risk arises from positions that are sensitive to oscillations in foreign exchange rates. These positions may be originated by financial instruments that are denominated in a currency other than the functional currency in which the balance sheet is measured or through positions in derivative instruments (for negotiation or hedge). Sensitivity to currency risk is disclosed in the table VaR Total (Historical Simulation) described in item II.I – VaR Consolidated – ITAÚ UNIBANCO HOLDING.
II.I.III - Share Price Risk
The exposure to share price risk is disclosed in Note 5, related to Financial Assets through Profit or Loss - Securities, and Note 8, related to Financial Assets at Fair Value through Other Comprehensive Income - Securities.
III - Liquidity risk
Defined as the possibility that the institution may be unable to efficiently meet its expected and unexpected obligations, both current and future, including those arising from guarantees issued, without affecting its daily operations and without incurring significant losses.
Liquidity risk is controlled by an area independent from the business area and responsible for establishing the reserve composition, estimating the cash flow and exposure to liquidity risk in different time horizons, and for monitoring the minimum limits to absorb losses in stress scenarios for each country where ITAÚ UNIBANCO HOLDING operates. All activities are subject to verification by independent validation, internal control and audit areas.
Liquidity management policies and limits are based on prospective scenarios and senior management’s guidelines. These scenarios are reviewed on a periodic basis, by analyzing the need for cash due to atypical market conditions or strategic decisions by ITAÚ UNIBANCO HOLDING.
ITAÚ UNIBANCO HOLDING manages and controls liquidity risk on a daily basis, using procedures approved in superior committees, including the adoption of liquidity minimum limits, sufficient to absorb possible cash losses in stress scenarios, measured with the use of internal and regulatory methods.
Among the main regulatory liquidity indicators, the following indicators stand out:
Liquidity Coverage Ratio (LCR): can be defined as a sufficiency index over a 30-day horizon, measuring the available amount of assets available to honor potential liquid outflows in a stress scenario.
Net Stable Funding Ratio (NSFR): can be defined as an analysis of funding available for the financing of long-term assets.
Both metrics are managed by the liquidity risk area and they have limits approved by superior committees, as well as governance of action plans in possible liquidity stress scenarios.
Additionally, the following items for monitoring and supporting decisions are periodically prepared and submitted to senior management:
•Different scenarios projected for changes in liquidity.
•Contingency plans for crisis situations.
•Reports and charts that describe the risk positions.
•Assessment of funding costs and alternative sources of funding.
•Monitoring of changes in funding through a constant control of sources of funding, considering the type of investor, maturities and other factors.
III.I - Primary sources of funding
ITAÚ UNIBANCO HOLDING has different sources of funding, of which a significant portion is from the retail segment. Of total customers’ funds, 77.4% or R$ 1,296,985, is immediately available to customers. However, the historical behavior of the accumulated balance of the two largest items in this group – time deposit and interbank market funds - is relatively consistent with the balances increasing over time and inflows exceeding outflows for monthly average amounts.

Funding from customers	12/31/2025			12/31/2024
	0-30 days	Total	%	0-30 days	Total	%
Deposits	1,011,751	1,114,482		894,482	1,054,741
Demand deposits	135,383	135,383	8.1%	124,920	124,920	8.0%
Savings deposits	177,305	177,305	10.6%	180,730	180,730	11.5%
Time deposits (1)	698,034	789,643	47.1%	580,855	735,376	46.9%
Other	1,029	12,151	0.7%	7,977	13,715	0.9%
Interbank market funds (1)	284,186	406,170	24.3%	189,700	372,294	23.7%
Funds from own issue (2)	-	2	-	-	2	-
Institutional market funds	1,048	154,194	9.2%	5,163	140,547	9.0%
Total	1,296,985	1,674,848	100.0%	1,089,345	1,567,584	100.0%
1) The settlement date is considered as the closest period in which the client has the possibility of withdrawing funds.
2) Refers to Securities sold under repurchase agreements with securities from own issue.

III.II - Control over liquidity
Under the LCR metric, ITAÚ UNIBANCO HOLDING has High-quality Liquid Assets (HQLA) which totaled an average of R$ 389,723 in the period, mainly made up of sovereign securities, reserves in central banks and cash. Net cash outflows totaled an average of R$ 181,290 in the period, mainly made up of retail, wholesale funds, additional requirements, contractual and contingent obligations, offset by cash inflows from loans and other expected cash inflows.
The average LCR in the period is 215.0% (221.3% at 12/31/2024) above the 100% threshold, and therefore the entity comfortably has sufficient stable funds available to support losses under the standardized stress scenario for LCR.
From the NSFR perspective, ITAÚ UNIBANCO HOLDING has Available Stable Funding (ASF) that totaled R$ 1,499,680 in the period, mainly made up of capital, retail and wholesale funds. The required stable funding (RSF) totaled R$ 1,202,060 in the period, mainly made up of loans and financing granted to wholesale and retail clients, central governments, and operations with central banks.
The NSFR at the period closing is 124.8% (122.0% at 12/31/2024), above the 100% threshold, and therefore the entity comfortably has sufficient stable funds available to support the stable funds required in the long term, in accordance with the metric.

Liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:
Undiscounted future flows, except for derivatives which are fair value	12/31/2025					12/31/2024
Financial liabilities	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Deposits	1,011,753	82,363	11,753	11,083	1,116,952	894,493	132,640	14,588	18,118	1,059,839
Savings	177,305	-	-	-	177,305	180,730	-	-	-	180,730
Interbank	410	10,602	824	2	11,838	1,497	1,451	3,848	770	7,566
Time deposit	698,034	71,761	10,929	11,081	791,805	580,855	131,189	10,740	17,348	740,132
Demand	135,383	-	-	-	135,383	124,920	-	-	-	124,920
Other deposits	621	-	-	-	621	6,491	-	-	-	6,491

Central Bank of Brazil deposits	(152,376)	(11,403)	(1,737)	(1,759)	(167,275)	(137,510)	(19,100)	(1,564)	(2,524)	(160,698)
Savings	(22,349)	-	-	-	(22,349)	(30,763)	-	-	-	(30,763)
Time deposit	(109,035)	(11,403)	(1,737)	(1,759)	(123,934)	(84,567)	(19,100)	(1,564)	(2,524)	(107,755)
Demand	(20,992)	-	-	-	(20,992)	(22,180)	-	-	-	(22,180)

Securities sold under repurchase agreements	351,460	34,833	2,639	151,901	540,833	352,257	23,772	572	77,597	454,198
Government securities	283,969	12,024	2,639	151,898	450,530	274,340	7,511	290	76,463	358,604
Corporate securities	34,569	22,636	-	3	57,208	27,191	15,642	282	1,134	44,249
Foreign	32,922	173	-	-	33,095	50,726	619	-	-	51,345

Interbank market funds	284,186	60,270	39,307	52,411	436,174	189,700	114,859	33,650	60,238	398,447

Institutional market funds	1,048	11,324	69,055	92,451	173,878	5,163	15,436	54,277	100,802	175,678

Derivatives	11,408	17,187	12,023	29,142	69,760	10,775	29,805	12,566	32,267	85,413
Forward	3,203	1,033	119	26	4,381	1,435	2	-	13	1,450
Options	513	3,951	1,496	2,442	8,402	3,902	14,825	1,065	796	20,588
Swaps	5,078	6,262	8,601	25,512	45,453	3,187	7,957	10,065	30,185	51,394
Other derivatives	2,614	5,941	1,807	1,162	11,524	2,251	7,021	1,436	1,273	11,981

Other financial liabilities	-	275	117	1,237	1,629	29	185	138	192	544

Total financial liabilities	1,507,479	194,849	133,157	336,466	2,171,951	1,314,907	297,597	114,227	286,690	2,013,421

Off-balance commitments		12/31/2025					12/31/2024
	Note	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial guarantees		4,170	49,367	25,903	54,665	134,105	3,323	42,924	21,910	55,758	123,915
Credit commitments and credits to be released		274,961	60,573	17,518	228,712	581,764	192,814	53,056	19,647	234,297	499,814
Contractual commitments - Fixed and Intangible assets	13, 14	-	-	-	1	1	-	-	-	-	-
Total		279,131	109,940	43,421	283,378	715,870	196,137	95,980	41,557	290,055	623,729
IV - Emerging Risks
Defined as those newly identified with a potentially material impact on the business in the medium and long term, but for which there are not enough elements yet for their complete assessment, due to the number of factors and impacts not yet totally known, since they have no precedents and therefore have never been addressed in the past. Their causes may arise from external events and result in the emergence of new risks or in the intensification of risks already monitored by ITAÚ UNIBANCO HOLDING.
Once identified, these risks are monitored and reassessed annually or on demand until they cease to pose a risk or until they can be adequately measured, in which case the other steps of risk management are then followed.
This process is ensured by ITAÚ UNIBANCO HOLDING’s governance, allowing these risks to be also incorporated into risk management procedures. Geopolitical, Climate and Cyber risks that have or have already had aspects considered as emerging risks can be given as examples.
V - Social, Environmental and Climate Risks
Social, environmental and climate risks are the possibility of losses due to exposure to social, environmental and/or climatic events related to the activities developed by ITAÚ UNIBANCO HOLDING.
Social, environmental and climatic factors are considered relevant to the business of ITAÚ UNIBANCO HOLDING, since they may affect the creation of shared value in the short, medium and long term.
The Policy of Social, Environmental and Climatic Risks (Risks SAC Policy) establishes the guidelines and underlying principles for social, environmental and climatic risk management, addressing the most significant risks for the institution’s operation through specific procedures.
Actions to mitigate the Social, Environmental and Climatic Risks are taken based on the mapping of processes, risks and controls, monitoring of new standards related to the theme and recording of occurrence in internal systems. In addition to the identification, the phases of prioritization, response to risk, mitigation, monitoring and reporting of assessed risks supplement the management of these risks at ITAÚ UNIBANCO HOLDING.
In the management of Social, Environmental and Climatic Risks, business areas manage the risk in its daily activities, following the Risks SAC Policy guidelines and specific processes, with the support of specialized assessment from dedicated technical teams located in Credit, which serves the Wholesale segment, Credit Risk and Modeling, and Institutional Legal teams, that act on an integrated way in the management of all dimensions of the Social, Environmental and Climatic Risks related to the conglomerate’s activities. As an example of specific guidelines for the management of these risks, ITAÚ UNIBANCO HOLDING has specific governance for granting and renewing credit in senior approval levels for clients in certain economic sectors, classified as Sensitive Sectors (Mining, Steel & Metallurgy, Oil & Gas, Textiles Industry and Retail Clothing, Paper & Pulp, Chemicals & Petrochemicals, Agribusiness - Meatpacking, Agribusiness - Crop Protection and Fertilizers, Wood, Energy, Rural Producers and Real Estate), for which there is an individualized analysis of Social, Environmental and Climate Risks. The institution also counts on specific procedures for the Institution’s operation (stockholders’ equity, branch infrastructure, technology and suppliers), credit, investments and key controls. SAC Risks area, Internal Controls and Compliance areas, in turn, support and ensure the governance of the activities of the business and credit areas that serves the business. The Internal Audit acts on an independent manner, assessing risk management, controls and governance.
Governance also counts on the Social, Environmental and Climatic Risks Committee, whose main responsibility is to assess and deliberate about institutional and strategic matters, as well as to resolve on products, operations, services, among others involving the Social, Environmental and Climatic Risks.
Climate Risk includes: (i) physical risks, arising from changes in weather patterns, such as increased rainfall, and temperature and extreme weather events, and (ii) transition risks, resulting from changes in the economy, as a result of climate actions, such as carbon pricing, climate regulation, market risks and reputational risks.
Considering its relevance, climate risk has become one of the main priorities for ITAÚ UNIBANCO HOLDING, which supports the Task Force on Climate-related Financial Disclosures (TCFD) and it is committed to maintaining a process of evolution and continuous improvement within the pillars recommended by the TCFD. With this purpose, ITAÚ UNIBANCO HOLDING is strengthening the governance and strategy related to Climate Risk and developing tools and methodologies to assess and manage these risks.
ITAÚ UNIBANCO HOLDING measures the sensitivity of the credit portfolio to climate risks by applying the Climate Risk Sensitivity Assessment Tool, developed by Febraban. The tool combines relevance and proportionality criteria to identify the sectors and clients within the portfolio that are more sensitive to climate risks, considering physical and transition risks. The sectors with the highest probability of suffering financial impacts from climate change, following the TCFD guidelines, are: energy, transport, materials and construction, agriculture, food and forestry products.
c) Capital Management Governance
ITAÚ UNIBANCO HOLDING is subject to the regulations of BACEN, which determines minimum capital requirements, procedures to obtain information to assess the global systemic importance of banks, fixed asset limits, loan limits and accounting practices, and requires banks to conform to the regulations based on the Basel Accord for capital adequacy. Additionally, CNSP and SUSEP issue regulations on capital requirements that affect our insurance operations and private pension and premium bonds plans.
The notes about capital were prepared in accordance with BACEN’s regulatory requirements and with internationally accepted minimum requirements according to the Bank for International Settlements (BIS).
I - Composition and Capital Adequacy
The Board of Directors is the body responsible for approving the institutional capital management policy and guidelines for the capitalization level of ITAÚ UNIBANCO HOLDING. The Board is also responsible for the full approval of the ICAAP (Internal Capital Adequacy Assessment Process) report, the purpose of which is to assess the capital adequacy of ITAÚ UNIBANCO HOLDING.
The result of the last ICAAP, which comprises stress tests – which was dated December 2024 – indicated that ITAÚ UNIBANCO HOLDING has, in addition to capital to cover all material risks, a significant capital surplus, thus assuring the solidity of the institution’s equity position.
In order to ensure that ITAÚ UNIBANCO HOLDING is sound and has the capital needed to support business growth, the institution maintains PR levels above the minimum level required to face risks, as demonstrated by the Common Equity Tier I, Tier I Capital and Total Capital ratios.

	12/31/2025	12/31/2024
Available capital (amounts)
Common Equity Tier 1 (CET 1)	185,595	188,265
Tier 1	208,161	206,196
Total capital (PR)	228,589	227,602
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,505,475	1,379,056
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	12.3%	13.7%
Tier 1 ratio (%)	13.8%	15.0%
Total capital ratio (%)	15.2%	16.5%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%)	2.5%	2.5%
Countercyclical buffer requirement (%)	0.1%	0.1%
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	3.6%	3.6%
At 12/31/2025, the amount of perpetual subordinated debt that makes up Tier I capital is R$ 21,543 (R$ 16,957 at 12/31/2024) and the amount of perpetual subordinated debt that makes up Tier capital II is R$ 19,034 (R$ 20,497 at 12/31/2024).
The Basel Ratio reached 15.2% at 12/31/2025, a reduction of 1.3 p.p. in relation to that calculated at 12/31/2024. The variation reflects the effects of interest payments on capital and additional dividends, share repurchase and growth in risk-weighted assets, offset by the positive impact of income in the period.
Additionally, ITAÚ UNIBANCO HOLDING has a surplus over the required minimum Total capital of R$ 108,151 (R$ 117,278 at 12/31/2024), well above the Capital Buffer requirement of R$ 53,686 (R$ 49,049 at 12/31/2024), widely covered by available capital.
The fixed assets ratio indicates the commitment percentage of adjusted Total capital with adjusted permanent assets. ITAÚ UNIBANCO HOLDING falls within the maximum limit of 50% of adjusted Total capital, established by BACEN. At 12/31/2025, fixed assets ratio reached 19.4% (18.5% at 12/31/2024), showing a surplus of R$ 69,887 (R$ 71,704 at 12/31/2024).
II - Risk-Weighted Assets (RWA)
For calculating minimum capital requirements, RWA must be obtained by taking the sum of the following risk exposures:
•RWACPAD = portion related to exposures to credit risk, calculated using standardized approach.
•RWACIRB = portion related to exposures to credit risk, calculated according to internal credit risk rating systems (IRB - Internal Ratings-Based approaches), authorized by the Central Bank of Brazil.
•RWAMPAD = portion related to the market risk capital requirement, calculated using standardized approach.
•RWAMINT = portion related to the market risk capital requirement, calculated according to internal model approaches, authorized by the Central Bank of Brazil.
•RWAOPAD = portion related to the operational risk capital requirement, calculated using standardized approach.

	RWA
	12/31/2025	12/31/2024
Credit risk (excluding counterparty credit risk)	1,199,103	1,108,011
Of which: standardized approach for credit risk	1,119,760	1,038,238
Of which: foundation internal rating-based approach (F-IRB)	-	-
Of which: advanced internal rating-based approach (A-IRB)	79,343	69,773
Counterparty credit risk (CCR)	29,789	44,837
Of which: standardized approach for counterparty credit risk (SA-CCR)	20,340	35,148
Of which: other CCR	9,449	9,689
Equity investments in funds - look-through approach	6,433	4,667
Equity investments in funds - mandate-based approach	-	-
Equity investments in funds - fall-back approach	1,109	716
Securitization exposures in banking book	12,838	9,242
Market Risk	50,248	43,189
Of which: standardized approach (RWAMPAD)	61,438	52,643
Of which: internal models approach (RWAMINT)	30,685	28,471
Operational Risk	143,006	112,827
Payment Services risk (RWASP)	NA	NA
Amounts below the thresholds for deduction	62,949	55,567
Total	1,505,475	1,379,056
III - Recovery Plan
In response to the latest international crises, the Central Bank published CMN Resolution No. 5,187/24, which requires the development of a Recovery and exit planning (PRSO) by financial institutions within Segment 1, with total exposure to GDP of more than 10%. This plan aims to reestablish adequate levels of capital and liquidity above regulatory operating limits in the face of severe systemic or idiosyncratic stress shocks. In this way, each institution could preserve its financial viability while also minimizing the impact on the National Financial System.
IV - Stress testing
The stress test is a process of simulating extreme economic and market conditions on ITAÚ UNIBANCO HOLDING’s results, liquidity and capital. The institution has been carrying out this test in order to assess its solvency in plausible scenarios of crisis, as well as to identify areas that are more susceptible to the impact of stress that may be the subject of risk mitigation.
For the purposes of the test, the economic research area estimates macroeconomic variables for each stress scenario. The elaboration of stress scenarios considers the qualitative analysis of the Brazilian and the global conjuncture, historical and hypothetical elements, short and long term risks, among other aspects, as defined in CMN Resolution No. 4,557/17.
In this process, the main potential risks to the economy are assessed based on the judgment of the bank's team of economists, endorsed by the Chief Economist of ITAÚ UNIBANCO HOLDING and approved by the Board of Directors. Projections for the macroeconomic variables (such as GDP, basic interest rate, exchange rates and inflation) and for variables in the credit market (such as raisings, lending, rates of default, spread and fees) used are based on exogenous shocks or through use of models validated by an independent area.
Then, the stress scenarios adopted are used to influence the budgeted result and balance sheet. In addition to the scenario analysis methodology, sensitivity analysis and the Reverse Stress Test are also used.
ITAÚ UNIBANCO HOLDING uses the simulations to manage its portfolio risks, considering Brazil (segregated into wholesale and retail) and External Units, from which the risk-weighted assets and the capital and liquidity ratios are derived.
The stress test is also an integral part of the ICAAP, the main purpose of which is to assess whether, even in severely adverse situations, the institution would have adequate levels of capital and liquidity, without any impact on the development of its activities.
This information enables potential offenders to the business to be identified and provides support for the strategic decisions of the Board of Directors, the budgeting and risk management process, as well as serving as an input for the institution’s risk appetite metrics.
V - Leverage Ratio
The Leverage Ratio is defined as the ratio between Tier I Capital and Total Exposure, calculated according to BACEN Circular 3,748, which minimum requirement is 3%. The ratio is intended to be a simple measure of non-risk-sensitive leverage, and so it does not take into account risk weights or risk mitigation.
d) Management risks of insurance contracts and private pension
I - Management structure, roles and responsibilities
ITAÚ UNIBANCO HOLDING has specific committees, whose assignment is to define and establish guidelines for the management of funds from insurance contracts and private pension, with the objective of long-term profitability, and to establish assessment models, risk limits and resource allocation strategies in defined financial assets.
II - Underwriting risk
In addition to the risks inherent in financial instruments related to insurance contracts and private pension, operations carried out at ITAÚ UNIBANCO HOLDING cause exposure to underwriting risk.
Underwriting risk is the risk of significant deviations in the methodologies and/or assumptions used for pricing products that may adversely affect ITAÚ UNIBANCO HOLDING, which may be consummated in different ways, depending on the product offered:
(i)Insurance: results from the change in risk behavior in relation to the increase in the frequency and/or severity of claims incurred, contrary to pricing estimates.
(ii)Private Pension: is observed in the increase in life expectancy or deviation from the assumptions adopted in the estimates of future cash flows.
The measurement of exposure to underwriting risk is based on the analysis of the actuarial assumptions adopted in the recognition of liabilities and pricing of products through i) monitoring the evolution of equity required to mitigate the risk of insolvency or liquidity; ii) follow-up of portfolios, products, and coverage, from the perspective of results, adherence to expected rates and expected behavior of loss ratio.
Exposure to underwriting risk is managed and monitored in accordance with risk appetite levels approved by Management and is controlled using indicators that allow the creation of stress scenarios and simulations of the portfolio.
II.I Risk Concentrations
ITAÚ UNIBANCO HOLDING's insurance and private pension operations are mainly related to death and survivorship coverage.
II.II - Sensitivity analysis
The sensitivity analysis considers a vision impacts caused by changes in assumptions, which could affect the income and stockholders’ equity at the report date. This type of analysis is usually conducted under the ceteris paribus condition, in which the sensitivity of a system is measured when one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

Assumptions	Impact in income		Impact in stockholders’ equity
	Insurance	Private pension	Insurance	Private pension
Discount rate
0.5 p.p. increase	-	(48)	57	430
0.5 p.p. decrease	-	33	(62)	(460)
Biometric tables
5% increase	(15)	39	-	-
5% decrease	15	(41)	-	-
Claims
5% increase	(31)	-	-	-
5% decrease	31	-	-	-
III - Liquidity risk
Liquidity risk management for insurance and private pension operations is performed on an ongoing basis, based on monitoring the flow of payments related to its liabilities, the flow of receipts generated by operations and the portfolio of financial assets.
Financial assets are managed with the purpose of optimizing the relationship between risk and return on investments, considering the characteristics of their liabilities. Accordingly, investments are concentrated in government and corporate securities with good credit quality in active and liquid markets, keeping a considerable amount invested in short-term assets, with immediate liquidity, to meet regular and contingent liquidity needs. In addition, ITAÚ UNIBANCO HOLDING constantly monitors the solvency conditions of its operations.
Below is a maturity analysis of estimated discounted future cash flows from insurance contracts and private pension, considering assumptions of inflows, outflows and discount rates (Note 27c):

Period	12/31/2025			12/31/2024
	Insurance	Private pension	Total	Insurance	Private pension	Total
1 year	(519)	12,001	11,482	(159)	13,469	13,310
2 years	(342)	12,553	12,211	(295)	13,538	13,243
3 years	(223)	12,926	12,703	(194)	12,380	12,186
4 years	(104)	13,177	13,073	(91)	12,219	12,128
5 years	7	13,281	13,288	1	12,178	12,179
Over 5 years	1,075	257,752	258,827	884	215,436	216,320
Total (1,2)	(106)	321,690	321,584	146	279,220	279,366
1) Refers to (inflows) and outflows of cash flows related to insurance contracts and private pension.
2) For better presentation and comparability, comparative balances have been reclassified according to current criteria.

ITAÚ UNIBANCO HOLDING holds R$ 343,066 (R$ 295,823 at 12/31/2024) referring to amounts that are payable or demand, which represent contributions made by insured parties that can be redeemed at any time. All these amounts refer to contracts issued that are liabilities, and no group of contracts was in asset position in the period.
IV - Credit risk
The credit risk arising from insurance contract premiums is not material, as cases with unpaid coverage are canceled after 90 days.
Reinsurance operations are controlled through an internal policy, observing the regulator's guidelines regarding the reinsurers with which ITAÚ UNIBANCO HOLDING operates.
Taking out reinsurance is subject to an assessment of the reinsurer's credit risk and the operational limits for its consummation, and monitoring is carried out during the effectiveness to identify signs of deterioration that lead to changes in the analyzes conducted.